INVESCO STOCK FUNDS, INC.

        INVESCO Mid-Cap Growth Fund--Investor Class, Class A, B, C, and K

                        Supplement dated August 14, 2003
                     to the Prospectus dated August 1, 2003


The Board of Directors of INVESCO Stock Funds, Inc. (the "Company") approved, on August 12-13, 2003, a name change for the Company. Effective as of October 1, 2003, the name of the Company will be "AIM Stock Funds, Inc."

The Board of Directors of the Company also approved, on August 12-13, 2003, for each series portfolio of the Company (each a "Fund" and, collectively, the "Funds") a new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for each Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), under which INVESCO
Institutional will serve as sub-advisor for certain of the Funds, including INVESCO Mid-Cap Growth Fund. INVESCO Institutional is an affiliate of INVESCO Funds Group, Inc. ("INVESCO"), which currently serves as the investment advisor for each Fund.

The proposed advisory and sub-advisory agreements relate to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended rationalizing and streamlining the contractual arrangements for the provision of investment advisory and administrative services to funds within The AIM Family of Funds(R) (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds"). The objective is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. The portfolio management team for the Fund will not change nor will the advisory fees paid by the Fund change as a result of this restructuring.

The proposed investment advisory agreement and the proposed sub-advisory agreement require the approval of the Fund's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders, the proposed investment advisory and sub-advisory agreements will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of the Fund do not approve both the proposed investment advisory and sub-advisory agreements, the current investment advisory agreement with INVESCO will continue in effect for the Fund.

Effective August 18, 2003, the section of the Prospectus entitled "Fees And Expenses" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                                Investor
                                                Class      Class A     Class B     Class C     Class K
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                                None       5.50%       None        None        None
Maximum Contingent Deferred Sales
  Charge (CDSC) as a percentage of
  the lower of the total original cost or
  current market value of the shares            None       None(1)     5.00%(2)    1.00%(2)    None(1)
Maximum Sales Charge on reinvested
  dividends/distributions                       None       None        None        None        None

(1) If you buy  $1,000,000  or more of Class A shares and redeem these shares within  eighteen  months from the date of purchase,  you may pay a 1%  contingent  deferred  sales charge (CDSC) at the time of redemption.
(2) A 5% and 1% CDSC may be  charged  on Class B and  Class C  shares,  respectively.  Please  see the section entitled "How To Buy Shares."
(3) Because  each class pays a 12b-1  distribution  and  service fee which is based upon each  class's assets,  if you own shares of the Fund for a long period of time,  you may pay more than the  economic equivalent  of the  maximum  front-end  sales  charge  permitted  for  mutual  funds  by the  National
Association of Securities Dealers, Inc.
(4) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were, with the exception of Investor Class and Class K, lower than the figures  shown,  because its custodian fees were reduced under an expense offset arrangement.
(5) Based on estimated expenses.
(6) Certain expenses of Mid-Cap Growth Fund - Class A were absorbed voluntarily by INVESCO pursuant to a  commitment  between the Fund and  INVESCO.  This  commitment  may be changed at any time  following consultation  with the  board of  directors.  After  absorption,  but  excluding  any  expense  offset arrangements,  the Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses were
0.30% and 1.65%, respectively, of the Fund's average net assets attributable to Class A shares.
(7) Certain expenses of Mid-Cap Growth Fund - Class B were absorbed voluntarily by INVESCO pursuant to a  commitment  between the Fund and  INVESCO.  This  commitment  may be changed at any time  following consultation  with the  board of  directors.  After  absorption,  but  excluding  any  expense  offset arrangements,  the Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were
0.30% and 2.30%, respectively, of the Fund's average net assets attributable to Class B shares.
(8) Certain expenses of Mid-Cap Growth Fund - Class C were absorbed voluntarily by INVESCO pursuant to a  commitment  between the Fund and  INVESCO.  This  commitment  may be changed at any time  following consultation  with the  board of  directors.  After  absorption,  but  excluding  any  expense  offset arrangements,  the Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were
0.30% and 2.30%, respectively, of the Fund's average net assets attributable to Class C shares.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

In addition, you should also consider the factors below:

                      Investor
                      Class         Class A         Class B       Class C         Class K
Initial Sales Charge  None          5.50%           None          None            None

CDSC(1)               None          1% on certain   1%-5% for     1% for shares   0.70% on certain
                                    purchases held  shares held   held less than  purchases
                                    less than 18    less than     12 months       held less
                                    months          6 years                       12 months

12b-1 Fee             0.25%         0.35%           1.00%         1.00%           0.45%

Conversion            No            No              Yes(2)        No              No

Purchase Order
Maximum               None          None            $250,000      $1,000,000      None

(1) Please see the subsection  entitled  "Sales  Charges" below and the section of the
Funds' Statement of Additional  Information entitled  "Distributor - Sales Charges and
Dealer   Concessions"  for  more   information   regarding  CDSC  charges  and  dealer
concessions.

(2)  Class B  shares,  along  with  the pro rata  portion  of the  shares'  reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Sales Charges (Class A, B, C And K Only)" is amended to (i) delete the third, fourth, seventh, eighth, and tenth paragraphs in their entirety and (ii) substitute the following, respectively, in their place:

      CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

      CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to CDSC in the following percentages. If your hold period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.

      Year Since
      Purchase Made                         Class B              Class C

      First                                 5%                   1%
      Second                                4%                   None
      Third                                 3%                   None
      Fourth                                3%                   None
      Fifth                                 2%                   None
      Sixth                                 1%                   None
      Seventh and following                 None(1)              None

(1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

      RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

      Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.

      LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

You will not pay a CDSC:

      o  if you purchase less than $1,000,000 of Class A shares;

      o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;

      o  if you redeem Class B shares you held for more than six years;

      o  if you redeem Class C shares you held for more than twelve months;

      o if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;

      o if you redeem shares acquired through reinvestment of dividends and distributions;

      o if you are a participant in a qualified retirement plan and redeem Class C shares or Class K shares in order to fund a distribution;

      o if you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;

      o  on increases in the net asset value of your shares;

      o  to pay account fees;

      o  for  IRA   distributions   due  to  death  or  disability  or  periodic
         distribution based on life expectancy;

      o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or

      o for redemptions following the death of a shareholder or beneficial owner.

Effective August 18, 2003, the section of the Prospectus entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

      Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

-------------------------------------------------------------------------------------------------
 SHAREHOLDERS INVESTED IN THE FOLLOWING           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO
     CLASSES OF THE INVESCO FUNDS:                   THE FOLLOWING CLASSES OF THE AIM FUNDS:
-------------------------------------------------------------------------------------------------
o   Investor Class Shares                         o  Class A Shares of Category I and II AIM
                                                     Funds and AIM Tax-Exempt Cash Fund
o   Class A Shares(1)
                                                  o  Class A3 Shares of all AIM Funds

                                                  o  AIM Cash Reserve Shares of AIM Money
                                                     Market Fund
-------------------------------------------------------------------------------------------------
o   Class B Shares                                o  Class B Shares of all AIM Funds, with the
                                                     exception of AIM Floating Rate Fund
-------------------------------------------------------------------------------------------------
o   Class C Shares                                o  Class C Shares of all AIM Funds, with the
                                                     exception of AIM Floating Rate Fund
-------------------------------------------------------------------------------------------------
o   Institutional Class Shares                    o  Institutional Class Shares of all AIM Retail
                                                     Funds
-------------------------------------------------------------------------------------------------
o   Class K Shares                                o  There is currently no like class of shares
                                                     offered by the AIM Funds
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 SHAREHOLDERS INVESTED IN THE FOLLOWING           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO
      CLASSES OF THE AIM FUNDS:                    THE FOLLOWING CLASSES OF THE INVESCO FUNDS:
-------------------------------------------------------------------------------------------------
o   Class A Shares of all AIM Funds, with the     o  Class A Shares of all INVESCO Funds(2)
    exception of Class A Shares of Category III
    Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money
    Market Fund
-------------------------------------------------------------------------------------------------

------------
1    Class A Shares  that are  subject  to a CDSC  will not be  exchangeable  for  shares  of AIM
     Tax-Exempt Cash Fund or AIM Money Market Fund.

2    The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging.  Neither
     AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM  Tax-Exempt  Cash
     Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

-------------------------------------------------------------------------------------------------
o   Class B Shares of all AIM Funds               o  Class B Shares of all INVESCO Funds
-------------------------------------------------------------------------------------------------
o   Class C Shares of all AIM Funds               o  Class C Shares of all INVESCO Funds
-------------------------------------------------------------------------------------------------
o   Institutional Class Shares of all AIM Retail  o  Institutional Class Shares of all INVESCO
    Funds                                            Funds
-------------------------------------------------------------------------------------------------
o   Class R Shares                                o  There is currently no like class of shares
                                                     offered by the INVESCO Funds
-------------------------------------------------------------------------------------------------

INVESCO Funds Group, Inc. intends to implement the changed market timing exchange policy described below.

The following policy governing exchanges is effective on or about November 10, 2003: you are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.